Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable, net		$ 663	$ 1,243
Trade accounts payable		3,642	$ 4,538
Carrying Value [Member]
Cash and cash equivalents		4,037
Trade accounts receivable, net		663
Trade accounts payable		3,642
Long-term debt with variable interest rates, net		30,260
Long-term loans and promissory note with non-variable interest rates, net	[1]	29,000
Fair Value [Member]
Cash and cash equivalents		4,037
Trade accounts receivable, net		663
Trade accounts payable		3,642
Long-term debt with variable interest rates, net		30,260
Long-term loans and promissory note with non-variable interest rates, net	[1]	$ 33,864

[1]	As at December 31, 2020, Carrying Value of Eighthone Loan and Amended & Restated Promissory Note is $24,000 and $5,000, respectively. Theoretical Fair Value of Eighthone Loan and Amended & Restated Promissory Note is $28,121 and $5,743, respectively.